Other financial liabilities - Summary of Loans and Borrowings (Parenthetical) (Detail) ¥ in Millions	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 SGD ($)
Current borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Bill receivables pledged to secured loan		$ 78,300,000	¥ 524.1
MUFG Bank Ltd [member] | Singapore dollar [member]
Disclosure of detailed information about borrowings [line items]
Facility limit	$ 30,000,000	$ 0		$ 30,000,000